Significant accounting policies - Intangibles (Details)	12 Months Ended
Dec. 31, 2023
Acquired Software Intangibles [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Acquired Software Intangibles [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer Technology And Marketing Intangibles [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer Technology And Marketing Intangibles [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years